As filed with the Securities and Exchange Commission on January
31, 1997
Securities Act File No. 33-48220
Investment Company File No. 811-6687

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	[X]

	Pre-Effective Amendment No.      	[ ]

	Post-Effective Amendment No.     6     	[X]

and/or

	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940	[X]

	Amendment No.     8     	[X]
(check appropriate box or boxes)

The Gabelli Money Market Funds
(Exact Name of Registrant as Specified in Charter)

One Corporate Center
Rye, New York  10580-1434
(Address of Principal Executive Offices)  (Zip Code)

(914) 921-5100
(Registrant's Telephone Number, including Area Code)

Bruce N. Alpert
One Corporate Center
Rye, New York  10580-1434
(Name and Address of Agent for Service)
Copies to:	Julie A. Tedesco, Esq.	Daniel Schloendorn, Esq.
	First Data Investor Services Group, Inc. 	Willkie, Farr &
Gallagher
	53 State Street	153 East 53rd Street
	Boston, Massachusetts  02109	New York, New York  10022
	(617) 573-1556	(212) 821-8265

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on February 1, 1997 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective
date for a
	previously filed post-effective amendment.

The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section 24f-2 under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and the Registrant filed a Rule 24f-2 Notice for its fiscal year ended September 30, 1996 on November 27, 1996


THE GABELLI MONEY MARKET FUND

CROSS REFERENCE SHEET

(as required by Rule 485(a))


Part A


Item No.                 Location in Prospectus




1.	Cover Page             Cover Page




2.	Synopsis              Prospectus Summary;
                         Table of Fees and
                         Expenses of the Fund




3.	Condensed Financial
Information              Financial Highlights




4.	General Description
of Registrant           Cover Page; Prospectus
                        Summary; Investment
                        Objective and Policies;
                        Other Investments and
                        Policies;
                        Investment Restrictions;
                        General Information




5.	Management of the
Fund                    Cover Page; Prospectus
                        Summary;
                        Management of the Trust;
                                General
                        Information




5a.	Management
Discussion of Fund
Performance             Not Applicable




6.	Capital Stock and
Other Securities        Prospectus Summary;
                        Dividends, Distributions
                        and Taxes; General
                        Information




7.	Purchase of
Securities Being Offered  Prospectus Summary;
                          Management of the Trust;
                                  Purchase of
                          Shares; Net Asset Value;
                          Exchange of Shares;
                          Retirement Plans;
                          Investment Through
                          Participating
                          Organizations; General
                          Information




8.	Redemption or
Repurchase                Prospectus Summary;
                          Redemption of Shares




9.	Pending Legal
Proceedings              Not Applicable





Part B                    Location in Statement of
Item No.                  Additional Information




10.	Cover Page                Cover Page


11.	Table of Contents         Table of Contents




12.	General Information
and History                   Not Applicable




13.	Investment
Objectives and Policies       Investment Objectives
                              and Policies; Investment
                              Techniques; Certain Risk
                              Considerations;
                              Investment Restrictions;
                              Portfolio Turnover




14.	Management of the
Fund                          The Manager; The Sub-
                              Adviser; The
                              Distributor; The Sub-
                              Administrator; The
                              Custodian, Transfer
                              Agent and Dividend
                              Disbursing Agent




15.	Control Persons and
Principal Holders
	  of Securities              Trustees and Officers




16.	Investment Advisory
and Other Services            The Manager; The Sub-
                              Adviser; The Sub-
                              Administrator; The
                              Distributor; The
                              Custodian, Transfer
                              Agent and Dividend
                              Disbursing Agent




17.	Brokerage
Allocation and Other
Practices                     Portfolio Transactions
                              and Brokerage




18.	Capital Stock and
Other Securities              Description of the Trust




19.	Purchase,
Redemption and Pricing
of Securities Being
Offered                       Purchase of Shares;
                              Redemption of Shares;
                              Net Asset Value




20.	Tax Status                Not Applicable




21.	Underwriters              The Distributor




22.	Calculation of
Performance Data              Performance Information




23.	Financial
Statements                     Financial Statements




The Gabelli U.S. Treasury Money Market Fund
One Corporate Center
Rye, New York  10580-1434
Telephone:  1-800-GABELLI (1-800-422-3554)
http://www.gabelli.com


PROSPECTUS
	      February 1, 1997

	The Gabelli U.S. Treasury Money Market Fund (the "Fund") is the first series of The Gabelli Money Market Funds, a Delaware business trust (the "Trust"). The Fund is a no-load, open-end, diversified, management investment company, whose investment objective is high current income consistent with the preservation of principal and liquidity. The Fund seeks to achieve its investment objective by investing in U.S. Treasury obligations which have remaining maturities of 397 days or less. Under normal market conditions, the Fund will invest at least 65% of its assets in U.S. Treasury obligations. Currently, the Fund will invest exclusively in U.S. Treasury obligations.

	Interest on U.S. Treasury obligations is specifically exempted from state and local income taxes under Federal law. Currently all states allow the character of the Fund's income to pass through to the dividends distributed to its shareholders. Interest on U.S. Treasury obligations is not exempt from Federal income tax. See "Investment Objective and Policies" and "Dividends, Distributions and Taxes." The Fund seeks to maintain a stable net asset value of $1.00 per share.

	The minimum initial investment is $10,000 ($3,000 for registered shareholders of other open-end mutual funds managed by Gabelli Funds, Inc. or Teton Advisers LLC). See "Purchase of Shares." However, the minimum initial investment for Individual Retirement Accounts ("IRAs") and other retirement related accounts is $1,000. See "Retirement Plans." Different minimums may apply to investments through organizations that have special arrangements with the Fund ("Participating Organizations"). See "Investment Through Participating Organizations." For further information, contact Gabelli & Company, Inc. at the address and telephone number shown above.

	This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated February 1, 1997 containing additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available for reference, along with other materials, on the SEC Internet Web Site (http://www.sec.gov). The Statement of Additional Information is incorporated by reference into this Prospectus. For a free copy, write or call the Fund at the telephone number or address set forth above.
_________________________


	An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
_________________________

This Prospectus should be retained by investors for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF FEES AND EXPENSES FOR THE FUND

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases 		None
Maximum Sales Load Imposed on Reinvested Dividends		None
Deferred Sales Load		None
Redemption Fees (1)		None
Exchange Fee		None
Account Closeout Fee (1)		$5.00

Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees (after waiver) (2)		.15%
12b-1 Fees		None
Other Expenses		.15%
Total Operating Expenses (after waiver) (2)		.30%

Example:



                          1 Year 3 Years 5 Years 10 Years
a) you would pay the
following expenses on a
$1,000 investment,
assuming a 5% annual
return and full redemption
at the end of each time
period:                      $8   $15    $22   $43
b) you would pay the
following expenses on the
same investment, assuming
no redemptions:              $3   $10   $17    $38




The amounts listed in this example should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those indicated. Example (a) includes the effect of the Fund's $5.00 account closeout fee which is charged when you voluntarily redeem all of the shares in your account. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and may result in an actual return greater or lesser than 5%.


The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund would bear directly and indirectly. The expenses set forth under "Other Expenses," as well as the amounts set forth in the example, are based on amounts for the Fund's most recent fiscal year.


(1) 	The Fund will charge your account $5.00 for each telephone
request for bank wire redemption under $5,000 or telephone request for redemption by check you make. The Fund will charge a $5.00 account closeout fee when you redeem all shares in your account, except for fund exchanges and wire transfers. See "Redemption of Shares." The charges will be paid to State Street Bank and Trust Company (the "Custodian", "Transfer Agent" and "Dividend
Disbursing Agent") and will reduce the transfer agency fees otherwise payable by the Fund.
(2) 	Reflects agreement of Gabelli Funds, Inc. (the "Manager") to waive indefinitely Management Fees to the extent necessary to ensure that Total Fund Operating Expenses do not exceed the amount shown in the table above. If no waiver applies, the Management
Fees would be .30% and Total Operating Expenses would be .45% of average daily net assets. (See "Management of the Trust - The Manager").

Additional financial and performance information is contained in the Fund's annual report, which can be obtained without charge by calling 1-800-GABELLI (1-800-422-3554).


FINANCIAL HIGHLIGHTS

The following information has been derived from the financial statements of the Fund which have been audited by Ernst & Young LLP, independent auditors, whose report thereon accompanies the financial statements included in the Statement of Additional Information.

Per share amounts for a Fund share outstanding throughout each year ended September 30,

	1996	1995	1994	1993*
Operating performance:

Net asset value, beginning of year		$1.00	$1.00	$1.00	$1.00
Net investment income (a)		0.0492	0.0528	0.0323	0.0271
Net gain on investments		0.0006	0.0002	0.0002	0.0002
Total from investment operations		0.0498	0.0530	0.0325	0.0273

Distributions to shareholders from:
  Net investment income		(0.0492)	(0.0528)	(0.0323)
	(0.0271)
  Net realized gains		(0.0006)	(0.0002)	(0.0002)
	(0.0002)
  Total distributions		(0.0498)	(0.0530)	(0.0325)
	(0.0273)

Net asset value, end of year		$1.00	$1.00	$1.00	$1.00
Total return**		5.1%	5.4%	3.3%	2.8%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000s)		$216,038	$218,036
	$186,020	$187,709
Ratio of net investment income to average net assets		4.92%	5.30%	3.23%
	2.73%
Ratio of operating expenses to average net assets (b)		0.30%	0.27%
	0.30%	0.30%


*	The Fund commenced operations on October 1, 1992.
**	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period, including reinvestment of dividends (exclusive of any closeout fees).
(a)	Net investment income before expenses waived and/or reimbursed by the
Manager for the fiscal years ending in 1996, 1995, 1994 and 1993 was $0.0477, $0.0516, $0.0312 and $0.0255, respectively.
(b)	Operating expense ratios before expenses waived and/or reimbursed by the
Manager for the fiscal years ending in 1996, 1995, 1994 and 1993 were 0.45%, 0.39%, 0.43% and 0.46%, respectively.



INVESTMENT OBJECTIVE AND POLICIES

	The investment objective of the Fund is high current income consistent with preservation of principal and liquidity. The Fund seeks to achieve this objective by investing in U.S. Treasury obligations which have remaining maturities of 397 days or less. The securities in which the Fund may invest may not earn as high a level of current income as long term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in value.

	The investment objective stated above is fundamental and may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that the Fund can achieve its investment objective. Currently, the Fund will invest exclusively in U.S. Treasury obligations.

	The Fund is designed as a low-cost investment vehicle for the long-term investor or saver, with lower fund expenses than the average U.S. Treasury money market fund. In order to offer such low expenses, the Fund will impose certain transaction charges. However, because of certain charges for redemptions, the Fund may not be appropriate for short-term investors. Investors seeking income free from state and local taxes may find this Fund appropriate.

	Under normal market conditions, the Fund will invest at least 65% of its assets in the following types of U.S. Treasury obligations:

	U.S. Treasury Securities. The Fund will invest in U.S. Treasury securities, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates and the lengths of their maturities.

	Components of U.S. Treasury Securities. The Fund may also invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one or more of the interest payments scheduled to be paid on such obligations. Component parts of U.S. Treasury notes or bonds are created through the U.S. Treasury Department's STRIPS program and certain other programs stripping government securities. These obligations may take the form of (i) Treasury obligations from which the interest coupons have been stripped, (ii) the interest coupons that are stripped, or (iii) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, and may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. The underlying U.S. Treasury notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury strips.

	Interest on U.S. Treasury obligations is specifically exempted from state and local taxes under Federal law. While shareholders of the Fund do not directly receive interest on U.S. Treasury obligations, substantially all of the dividends from the Fund will be derived primarily from such interest. All states allow the character of the Fund's income to pass through to its shareholders so that distributions from the Fund derived from interest on U.S. Treasury obligations will also be exempt from state and local income taxes when earned by an individual shareholder through a distribution from the Fund.

	Interest income on U.S. Treasury obligations is not exempt from Federal income tax. In addition, capital gains, if any, realized by the Fund upon the sale of U.S. Treasury obligations are not exempt from Federal taxes or, generally, from state and local taxes. See "Dividends, Distributions and Taxes."

	The Fund seeks to maintain a $1.00 share price at all times. To achieve this, the Fund purchases only securities with remaining maturities of 397 days or less and limits the dollar-weighted average maturity of its portfolio to 90 days or less. The Fund cannot guarantee a $1.00 share price but its maturity standards and its investment in U.S. Treasury obligations help to minimize any price decreases or increases that might result from rising or declining interest rates. See "Net Asset Value."



OTHER INVESTMENTS AND POLICIES

	The Fund may borrow an amount equal to no more than 30% of the value of its total assets (computed at the time the loan is made) for temporary, extraordinary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, or for clearance of transactions. See "Investment Restrictions." Such borrowings shall be made only from banks. The Fund may pledge up to 30% of its assets to secure these borrowings. The Fund will not purchase portfolio securities if its borrowings exceed 5% of its assets.

INVESTMENT RESTRICTIONS

	The Trust is subject to certain investment restrictions on behalf of the Fund which constitute fundamental policies. The Trust's fundamental policies with respect to the Fund cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. As a matter of fundamental policy, the Trust may not, on behalf of the Fund:

	(1)	Purchase any security other than obligations of the
U.S. Government, including repurchase agreements with respect to such securities.

	(2)	Borrow money, except from banks for temporary,
extraordinary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, or for clearance of transactions; borrowing in the aggregate may not exceed 30% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made; investment securities will not be purchased while borrowings exceed 5% of the Fund's total assets.

	(3)	Issue senior securities as defined in the 1940 Act
except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement;
(b) permitted borrowings of money from banks; or (c) purchasing securities on a when-issued or delayed delivery basis.

	The Trust's investment program and policies with respect to the Fund are subject to further restrictions and risks which are described in the Statement of Additional Information.

MANAGEMENT OF THE TRUST

	The Trustees of the Trust (who, with its officers, are described in the Statement of Additional Information) have overall responsibility for the management of the Trust. The Trustees decide upon matters of general policy and review the actions of the Manager, Gabelli-O'Connor Fixed Income Mutual Funds Management Company (the "Sub-Adviser") and Gabelli & Company, Inc. (the "Distributor").


The Manager

	Subject to the Trustees' oversight, the Manager, pursuant to an advisory agreement with the Trust (the "Management Agreement"), conducts and supervises the daily operations of the Trust, manages the investment operations of the Trust and administers the Trust's business affairs. In addition, the Manager supervises the performance of administrative and professional services provided by others including the Sub-Adviser and First Data Investor
Services Group, Inc. (the "Sub-Administrator"). The Manager is located at One Corporate Center, Rye, New York 10580-1435.

	As compensation for its services and the related expenses borne by the Manager, the Manager is entitled to receive a fee, computed daily and payable monthly, equal, on an annual basis, to
 .30% of the Fund's average daily net assets, payable out of the Fund's net assets (the "Management Fee").

	The Manager has agreed to waive voluntarily all or a portion of its Management Fee and/or to assume voluntarily certain expenses of the Trust until further notice to the extent necessary to maintain the total expense ratio of the Fund at not more than
 .30% of average daily net assets (excluding interest, taxes and extraordinary expenses). This has the effect of lowering the overall expense ratio of the Fund and of increasing yield to investors in the Fund. There is no assurance that these fees will be waived or that expenses will be reimbursed in the future. See "The Manager - Expenses" in the Statement of Additional
Information. For the fiscal year ended September 30, 1996, the Manager received fees after waivers at the effective rate of .15% of the Fund's average daily net assets.

	The Manager is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Manager was formed in 1980 and as of December 31, 1996 acted as investment adviser to the following funds with aggregate assets of approximately $4.1 billion:
	Net Assets
	12/31/96
Open-end funds: 	(in millions)

Gabelli Asset Fund	$       1,080
Gabelli Growth Fund 	$          609
Gabelli Value Fund Inc. 	$   461
Gabelli Small Cap Growth Fund 	$   216
Gabelli Equity Income Fund 	$     60
Gabelli ABC Fund 	$     27
Gabelli Global Telecommunications Fund 	$   109
Gabelli U.S. Treasury Money Market Fund	$   234
Gabelli Global Interactive Couch Potato Fund	$     32
Gabelli Global Convertible Securities Fund 	$     14
Gabelli Gold Fund, Inc.	$     18
Gabelli Capital Asset Fund	$     51
Gabelli International Growth Fund, Inc.	$     13

Closed-end funds:

Gabelli Equity Trust Inc.	$1,015
Gabelli Global Multimedia Trust Inc. 	$     91
Gabelli Convertible Securities Fund, Inc.	$     90

	The Distributor is an indirect majority-owned subsidiary of the Manager. GAMCO Investors, Inc. ("GAMCO"), a majority owned subsidiary of the Manager, acts as investment adviser for individuals, pension trusts, profit sharing trusts and endowments. As of December 31, 1996, GAMCO had aggregate assets in excess of $5 billion under its management. Teton Advisers LLC, an affiliate of the Manager, acts as Investment Adviser to the Westwood Funds with aggregate assets in excess of $88 million under its management. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Manager and the Distributor on the basis of his ownership of stock of the Manager.

	The Statement of Additional Information contains further information about the Management Agreement including a more complete description of the advisory and expense arrangements, exculpatory and brokerage provisions, as well as information on the brokerage practices of the Trust.

Sub-Adviser

	Gabelli-O'Connor Fixed Income Mutual Funds Management Company has been engaged by the Manager as the Sub-Adviser for the Trust. Pursuant to a sub-advisory agreement with the Manager (the "Sub-Advisory Agreement"), the Sub-Adviser provides investment advisory services in connection with the management of the Trust. The Manager continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Sub-Adviser's performance of such services. The Manager may terminate the sub-advisory arrangements at its discretion and perform the advisory services directly.

	The Sub-Adviser, with offices at 19 Old Kings Highway South, Darien, Connecticut, 06820, is a Delaware partnership organized in 1987. As of the date of this Prospectus, the Sub-Adviser is an investment manager or adviser for the assets of the Trust and The Treasurer's Fund, Inc. The Sub-Adviser is a registered investment adviser under the Advisers Act. Thomas E. O'Connor is President and sole shareholder of Thomas E. O'Connor & Co., Inc., the general partner of Thomas E. O'Connor & Co. L.P., which is a general partner of the Sub-Adviser. Thomas E. O'Connor & Co. L.P. and the Manager, the other general partner of the Sub-Adviser, have authority and control over the management of the Sub-
Adviser's business and affairs. Mr. Mario J. Gabelli is the Chairman of the Board of the Manager. As a result of these relationships, Messrs. Thomas E. O'Connor and Mario J. Gabelli may each be deemed to be a "controlling person" of the Sub-Adviser. As of December 31, 1996, the Sub-Adviser served as investment adviser for assets aggregating in excess of $500 million. The Sub-Adviser is an affiliate of Gabelli-O'Connor Fixed Income Management Co., a registered investment adviser that is an investment manager or adviser to corporations, institutions, pension trusts, profit sharing trusts and high net worth individuals and which, as of December 31 1996, served as an investment adviser for assets aggregating in excess of $1.2 billion. The Sub-Adviser is also an affiliate of the Manager.

	The Manager pays the Sub-Adviser a fee, computed daily and payable monthly, equal, on an annual basis, to .08% of the Fund's average daily net assets.


The Sub-Administrator

	The Manager has entered into a Sub-Administration Agreement with the Sub-Administrator covering the Fund and certain other Funds advised by the Manager. Under the Sub-Administration Agreement, the Sub-Administrator provides certain administrative services necessary for the Trust's operations, including the preparation and distribution of materials for meetings of the Board of Trustees relating to the Trust, compliance testing of Trust activities and assistance in the preparation of proxy statements and other documentation. For such services and the related expenses borne by the Sub-Administrator, the Manager pays an annual fee of .10% of the average daily net assets of the Trust and certain other affiliated funds not exceeding $1 billion, .08% of net assets exceeding $1 billion but not exceeding $1.5 billion,
 .03% of net assets exceeding $1.5 billion but not exceeding $3 billion, and .02% of net assets exceeding $3 billion. No additional amount will be paid by the Trust for services by the Sub-Administrator. The Sub-Administrator, which is a subsidiary of First Data Corp., has its principal office at One Exchange Place, Boston, Massachusetts 02109.

The Distributor

	Gabelli & Company, Inc., located at One Corporate Center,
Rye, New York 10580-1434, serves as Distributor of the Fund's shares at no cost to the Fund.

Expenses

	In addition to the fees of the Manager, the Trust is responsible for the payment of all its other expenses incurred in the operation of the Trust, which include, among other things, charges of the Custodian, Transfer Agent and Dividend Disbursing Agent, expenses for legal and independent auditor's services, costs of printing proxies, stock certificates, if any, and shareholder reports, SEC fees, fees and expenses of unaffiliated Trustees, accounting and printing costs, the Trust's membership fees in trade organizations, fidelity bond coverage for the Trust's officers and employees, interest, brokerage costs, taxes, expenses of qualifying shares of the Trust for sale in various states, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses and other expenses properly payable by the Trust.

CALCULATION OF INVESTMENT PERFORMANCE

	The Fund calculates its "current yield" based on the net change, exclusive of realized and unrealized gains or losses, in the value of a hypothetical account over a seven calendar day base period. The Fund also calculates its "effective annual yield" assuming weekly compounding and its tax-equivalent yield. Tax-equivalent yield shows the taxable yield an investor would have to earn from a fully taxable investment in order to equal an after-tax yield equivalent to the Fund's tax-free yield and is calculated by dividing the Fund's current or effective yield by the result of one minus a certain state tax rate. The yield will fluctuate from time to time and is not intended to indicate future performance.

	The Fund may include total return figures in its advertisements. The "total return" of the Fund refers to the investment results achieved by the Fund over a specified period of time. In calculating total return, the net asset value per share at the beginning of the period is subtracted from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and the result is divided by the net asset value per share at the beginning of the period to ascertain the total return percentage.

	Yield and total return are computed in accordance with standardized formulas described in the Statement of Additional Information under the heading "Performance Information." In addition, comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC Money Fund Report, other industry publications, business periodicals, rating services and market indices.

NET ASSET VALUE

	The net asset value per share of the Fund is determined at 12:00 noon and 4:00 p.m. (New York time) on each day that the New York Stock Exchange is open (a "business day") by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding at the time the determination is made.

	The Fund uses the amortized cost method of valuing portfolio securities to maintain a constant net asset value per share of $1.00 per share. See "Net Asset Value" in the Statement of Additional Information. This method of valuation involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of interest rate and credit fluctuations on the market value of the securities. There can be no assurance that the $1.00 net asset value per share will be maintained.

PURCHASE OF SHARES

	Shares of the Fund may be purchased through the Distributor, directly from the Trust through the Transfer Agent or through Participating Organizations. The following purchase procedures apply to investors who wish to invest in the Fund directly and not through Participating Organizations which are described under "Investment Through Participating Organizations" below.

	Shares of the Fund are currently offered without the imposition of a sales charge. The minimum initial investment is $10,000 ($3,000 for registered shareholders of other mutual funds managed by the Manager or Teton Advisers LLC). There is no minimum for subsequent investments. Investments through an IRA or other retirement plan or through a Participating Organization, however, may have different requirements (see "Retirement Plans" and "Investment Through Participating Organizations").

	Purchases transmitted by check or money order and accompanied by a purchase order in proper form become effective and shares are priced at the net asset value next determined after payment for the investor's order is converted into Federal funds; payment will generally be considered to have been converted to Federal funds before 12:00 noon (New York time) on the next business day after receipt by the Transfer Agent. If payment is transmitted by Federal funds or by bank-wire as described below, the purchase will become effective upon receipt of the wire by the Transfer Agent. Once effective, purchase payments will be invested in full and fractional shares at the per share public offering price (i.e., the net asset value per share) of the Fund next determined after effectiveness. To reduce costs, the Trust has determined that the Transfer Agent will not issue stock certificates evidencing Fund shares.

	Prospectuses, sales material and applications may be obtained from the Distributor. The Trust and the Distributor reserve the right in their sole discretion (1) to suspend the offering of the Fund's shares and (2) to reject purchase orders when, in the judgment of the Fund's management, such rejection is in the best interest of the Fund.

Mail

	To make an initial purchase by mail, send a completed subscription order form with a check for the amount of the investment payable to "The Gabelli U.S. Treasury Money Market
Fund" to:

The Gabelli Funds
P.O. Box 8308
Boston, MA 02266-8308

	Subsequent purchases do not require a completed application and can be made (1) by mailing a check to the same address noted above or (2) by bank wire as indicated below. The exact name and number of the shareholder's account should be clearly indicated.

	U.S. dollar denominated checks drawn against a non-U.S. bank may be subject to collection delays and will be accepted only upon actual receipt of funds by the Transfer Agent. Bank collection fees may apply. If shares are purchased by check and redeemed before the check has cleared, the transmittal of redemption proceeds will be delayed until funds are collected. The Fund may reject purchases made by a check payable to a person other than the Fund or the Custodian.

Bank Wire

	To make initial purchases of Fund shares using the wire system for transmittal of money among banks, an investor should first telephone the Fund at 1-800-422-3554 to obtain a new account number. The investor should then instruct a Federal Reserve System member bank to wire funds to:

State Street Bank and Trust Company
ABA #011-0000-28 REF DDA #99046187
Attn.: Shareholder Services
Re: The Gabelli U.S. Treasury Money Market Fund
A/C #9904-6187
Account of  			(Registered Owner)
225 Franklin Street, Boston, MA 02110

	For initial purchases, the investor should also promptly complete and mail the subscription order form to the address shown above for mail purchases. There may be a charge by your bank for transmitting the money by bank wire but State Street Bank and Trust Company does not charge investors in the Fund for the receipt of wire transfers. If you are planning to wire funds, it is suggested that you instruct your bank early in the day so the wire transfer can be accomplished the same day. The Fund must receive immediately available Federal funds by 12:00 noon (New York time) in order to begin earning dividends on that day. If Federal funds are received after 12:00 noon, dividends will begin accruing on the next business day.

Personal Delivery

	Deliver a check made payable to "The Gabelli U.S. Treasury Money Market Fund" along with a completed subscription order form to:

The Gabelli Funds
The BFDS Building, 7th Floor
Two Heritage Drive
Quincy, Massachusetts 02171

Other Investors

	No minimum initial investment is required for (1) officers or Trustees of the Trust; and (2) officers, directors or full-time employees of the Manager, the Sub-Adviser, the Sub-Administrator, the Distributor or their affiliates, including members of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse and a sibling's children.

RETIREMENT PLANS

	The Trust has available a form of IRA for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Fund is $1,000 for an individual. There is no minimum for additional investments in IRAs.

	Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor.

REDEMPTION OF SHARES

	Shares of the Fund may be redeemed through the Distributor, directly from the Trust through the Transfer Agent or through Participating Organizations. The following redemption procedures apply to investors who wish to redeem shares from the Trust directly and not through Participating Organizations which are described under "Investment Through Participating Organizations" below.

	Shares of the Fund may be redeemed at any time through the Distributor or directly from the Fund through the Transfer Agent at net asset value next determined after the redemption request in proper form is received. Redemption requests received prior to 12:00 noon (New York time) are effected at 12:00 noon and redemption proceeds are available that day; redemption requests received after 12:00 noon are effected at 4:00 p.m. and redemption proceeds are available the next business day.

	Checks for redemption proceeds, if desired, will normally be mailed to the shareholder's address of record within seven (7) days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been honored, which may take up to fifteen (15) days. The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in gain or loss for income tax purposes. You will be charged $5.00 when you voluntarily redeem all shares in your account. The account closeout fee does not apply to wire redemptions, to which a $5.00 fee applies, nor does it apply to exchanges out of the Fund.

By Letter

	Redemption requests may be made by letter to the Transfer Agent, specifying the name of the Fund, the dollar amount or number of shares to be redeemed, and the account number. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign). Signatures on a redemption request must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, which includes certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations (signature guarantees by notaries public are not acceptable).

Telephone Redemption

	By Check. The Trust accepts telephone requests for redemption of Fund shares, subject to a $25,000 limitation. By calling either 1-800 GABELLI (1-800-422-3554) or 1-800-872-5365
(or 617-328-5000 from outside the United States), you may request that a check be mailed to the address of record on the account, provided that the address has not changed within thirty (30) days prior to your request. The check will be made payable to the name in which the account is registered and normally mailed within seven (7) days. Each time a shareholder uses this telephone redemption service, $5.00 will be charged against such shareholder's account.

	By Bank Wire. The Trust accepts telephone requests for wire redemption of Fund shares in excess of $1,000 (but subject to a $25,000 limitation) to a bank predesignated either on the subscription order form or in a subsequent written authorization with the signature guaranteed. The Trust accepts signature guaranteed written requests for redemption by bank wire without limitation. A wire fee (currently $5.00) will be deducted from the proceeds if you redeem less than $5,000. Your bank must be either a member of the Federal Reserve System or have a correspondent bank which is a member. Any change to the banking information made at a later date must be submitted in writing with an appropriate signature guarantee.

	Telephone requests for wire redemption must be received between 9:00 a.m. and 12:00 noon (New York time) in order for your bank to receive the wire the same day. If your telephone call is received after 12:00 noon or on a day when the New York Stock Exchange is not open, your bank will receive the wire on the following business day. Shares are redeemed at the net asset value next determined following your request. Fund shares purchased by check will not be available for redemption for up to fifteen (15) days following the purchase. Telephone redemption is not available for IRAs.

	The Trust and its transfer agent will not be liable for following telephone instructions reasonably believed to be genuine. In this regard the Trust and its transfer agent require personal identification information before accepting a telephone redemption.

Redemption by Check

	Shareholders of the Fund may redeem shares by writing checks drawn on their accounts in the amounts of $500 or more. Investors requesting this service on the order form will receive a supply of checks.

	The Fund will refuse to honor a check if payment for the shares to be redeemed has not cleared (see above information for shares paid for by check). In addition, if (1) the check exceeds the value of shares held in the shareholder's account, (2) the check is issued for less than $500, or (3) the check contains an irregularity in signature or otherwise, the Transfer Agent will refuse to honor the check and will charge the shareholder's account $15 by redeeming shares in the account.

	Checks cannot be used to close a shareholder's Fund account because, when a check is written, the shareholder has no way of knowing what the exact balance will be on the date the check clears. The Trust, on behalf of the Fund, and the Transfer Agent reserve the right to modify or terminate the check-writing service at any time or to impose additional service charges.

Systematic Withdrawal Plan

	The Trust offers a systematic withdrawal program for Fund shareholders whereby they can authorize an automatic redemption on a monthly, quarterly or annual basis. Details can be obtained from the Distributor.

Further Redemption Information

	Further documentation, such as copies of corporate resolutions and instruments of authority, are normally requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making a redemption request.

	The Trust may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the New York Stock Exchange is restricted or the New York Stock Exchange is closed, other than customary weekend and holiday closings; (2) the SEC has by order permitted such suspension; or (3) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

	To minimize expenses of maintaining smaller sized accounts, the Trust reserves the right to redeem, upon not less than thirty
(30) days notice, all shares of the Fund in an account (other than an IRA) if the value of such account falls below $1,000 by reason of redemption. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

	Shareholders voluntarily liquidating an account in full are currently charged a $5.00 account closeout fee which will be deducted from the proceeds.

INVESTMENT THROUGH PARTICIPATING ORGANIZATIONS

	Persons who maintain an account with a Participating Organization may, if they wish, invest in the Fund through such Participating Organization. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Trust's Transfer Agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased. Participating Organizations may have minimum initial and subsequent investment requirements which differ from those applicable to shareholders who invest in the Fund directly.

	Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Fund purchase orders made through Participating Organizations will be effected at the net asset value next determined after receipt of Federal funds by the Transfer Agent. Participating Organizations have established procedures whereby a shareholder repurchase or redemption request will be effected at the net asset value next determined after receipt of such request. Investors should contact their respective Participating Organization for details.

EXCHANGE OF SHARES

	A shareholder may exchange shares from the Fund into (i) an account in any other fund advised or distributed by the Manager or Distributor, subject to the minimum initial investment requirements and the maintenance of the suggested minimum balances of those funds and provided the account is registered in the redeeming shareholder's name, and (ii) any other portfolio of the Trust that may be created in the future, subject to the minimum initial investment requirement of the respective portfolio and the maintenance of the suggested minimum balance of $1,000. The Fund offers an automatic monthly exchange privilege in this regard. Details may be obtained from the Distributor.

	Exchanges are made on the basis of relative net asset value of the shares involved at the time of the exchange. A shareholder exchanging shares of the Fund for shares of a load fund must pay the applicable sales charge with credit given for any sales charge previously paid to the Distributor. Shares acquired through an exchange must be eligible for sale in the state in which the shareholder resides.

DIVIDENDS, DISTRIBUTIONS AND TAXES

	The Fund expects to declare daily and pay monthly dividends of net investment income and short-term capital gains and make distributions annually of any net long-term capital gains. The net income of the Fund is determined on each business day and is declared payable pro rata to shareholders of record as of 12:00 noon (New York time). Purchases effective prior to 12:00 noon are paid the full dividend for that day; purchases effective after 12:00 noon do not begin to receive daily dividends until the next business day. Redemption requests effected at 12:00 noon on any business day do not earn that day's dividend but the redemption proceeds are available that day; redemption requests effected at 4:00 p.m. earn that day's dividend but the redemption proceeds are not available until the next business day.

	Dividends and distributions will be paid in additional shares of the Fund based on the net asset value of the Fund's shares on the payment date, unless the shareholder elects in writing not less than five business days prior to the payment date to receive such dividends and distributions in cash. Such election should be submitted to the Transfer Agent.

	The Fund and each series of the Trust created in the future will be treated as a separate entity for Federal income tax purposes. Therefore, the performance and tax qualification of one series of the Trust will have no effect on the Federal income tax liability of shareholders of the other series. The Fund has qualified and intends to continue to qualify as a regulated investment company under the Code. Accordingly, the Fund will not be subject to Federal income taxes on its net investment income and capital gains, if any, that it distributes to its shareholders, provided at least 90% of its net investment income and net short-term capital gains earned in the taxable year is so distributed.

	The Fund will be subject to a 4% nondeductible excise tax imposed under the Code to the extent the Fund does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December and paid in the following January will be treated as having been paid by the Trust and received by shareholders in such prior year. In order to avoid the excise tax, the Fund intends to distribute substantially all its taxable income each year. Under this rule, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

	Distributions of net investment income and short-term capital gains, if any, will be taxable as ordinary income to shareholders whether or not reinvested, subject to certain exceptions set forth below. The Fund does not expect to realize long-term capital gains or losses; however, to the extent that net long-term capital gains or losses are realized, distributions of net capital gain will be taxable to shareholders as long-term capital gains regardless of the length of time such shareholders have held their Fund shares. To the extent not distributed by the Fund, taxable net investment income and capital gains and losses are taxable to the Fund.

	The Fund will invest in U.S. Treasury obligations whose interest is specifically exempted from state and local income taxes under Federal law. Currently, all states allow the character of the Fund's income to pass through to the shareholders. Investors should recognize that the state and local income tax rules that apply to the Fund and its shareholders may be subject to change in the future and that such changes could have an adverse impact on the Fund and its shareholders. Shareholders are urged to contact their tax advisers regarding the Federal, state and local tax treatment of distributions received from the Trust. The Fund will inform shareholders as to the percentage of income that is derived from direct U.S. Treasury obligations.

	Under U.S. Treasury Regulations, the Trust is required to withhold and remit to the U.S. Treasury 31% of dividend, capital gain income and redemption proceeds on the accounts of those shareholders who fail to furnish their tax identification numbers on Internal Revenue Service ("IRS") Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the Federal income tax law.

GENERAL INFORMATION

Description of Shares, Voting Rights and Liabilities

	The Trust was organized on May 21, 1992 as an unincorporated business trust under the laws of Delaware.

	The Fund is the initial series of shares of beneficial interest (par value $.001) of the Trust. The Trustees are authorized to designate one or more additional series of shares of beneficial interest of the Trust, each series representing a separate investment portfolio. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, liquidation (see "Redemption of Shares") and voting rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

	There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

	The Fund sends semi-annual and annual reports to all of its shareholders which include a list of portfolio securities and the Fund's financial statements which shall be audited annually.
Unless it is clear that a shareholder holds as nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders of all accounts at the same address and all accounts of any person at that address.

	It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act, the Declaration of Trust of the Trust or the By-Laws of the Trust. In addition, the Trust will call a special meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, and the Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

	The shares of the Trust have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the Trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons as Trustees.

Shareholder Approval

	Any matter requiring approval by the Fund's shareholders requires the affirmative vote of at least a majority of the outstanding voting securities of the Fund (as defined by the 1940
Act) at a meeting called for the purpose of considering such approval. A majority of the Fund's outstanding securities is the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares.

Custodian, Transfer Agent and Dividend Disbursing Agent

	State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02110, is the Custodian for the Trust's cash and securities as well as the Transfer and Dividend Disbursing
Agent for its shares. Boston Financial Data Services, Inc.
("BFDS"), an affiliate of State Street Bank and Trust Company, performs the shareholder services on behalf of State Street and is located at The BFDS Building, Two Heritage Drive, Quincy, MA
02171. State Street Bank and Trust Company does not assist in and is not responsible for investment decisions involving assets of the Trust.

Information for Shareholders

	All shareholder inquiries regarding administrative procedures including the purchase and redemption of shares should be directed to the Distributor, Gabelli & Company, Inc., One Corporate Center, Rye, New York 10580-1434, or to the respective Participating Organization, as the case may be. For assistance, call 1-800-GABELLI (1-800-422-3554).

	This Prospectus omits certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations. The Statement of Additional Information included in such Registration Statement may be obtained without charge from the Fund or its Distributor.

	Upon request, Gabelli & Company will provide, without charge, a paper copy of this Prospectus to investors or their representatives who received this Prospectus in an electronic format.



TABLE OF CONTENTS
	Page
TABLE OF FEES AND EXPENSES OF THE FUND		2
FINANCIAL HIGHLIGHTS		3
INVESTMENT OBJECTIVE AND POLICIES		3
OTHER INVESTMENTS AND POLICIES 		4
INVESTMENT RESTRICTIONS		5
MANAGEMENT OF THE TRUST		5
CALCULATION OF INVESTMENT PERFORMANCE		7
NET ASSET VALUE		8
PURCHASE OF SHARES		8
RETIREMENT PLANS		10
REDEMPTION OF SHARES		10
INVESTMENT THROUGH PARTICIPATING ORGANIZATIONS		12
EXCHANGE OF SHARES		12
DIVIDENDS, DISTRIBUTIONS AND TAXES		12
GENERAL INFORMATION		14




No dealer, salesman or other person has been authorized to give any information or to make any representation other than those contained in this Prospectus, and if given or made, such information or representation may not be relied upon as being authorized by the Fund, the Manager, the Sub-Adviser, the Sub-Administrator, the Distributor or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy in any state to any person to whom it is unlawful to make such offer in such state.







The
Gabelli
U.S. Treasury
Money Market
Fund




PROSPECTUS
February 1, 1997









GABELLI FUNDS, INC.
Manager

GABELLI & COMPANY, INC.
Distributor


The Gabelli U.S. Treasury Money Market Fund
One Corporate Center
Rye, New York 10580-1434
Telephone 1-800-GABELLI (1-800-422-3554)
http://www.gabelli.com

STATEMENT OF ADDITIONAL INFORMATION
February 1, 1997

This Statement of Additional Information relates to The Gabelli U.S. Treasury Money Market Fund (the "Fund") which is the first series of The Gabelli Money Market Funds, a Delaware business trust (the "Trust"). This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's prospectus dated February 1, 1997, as supplemented from time to time (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge by writing or telephoning the Fund at the address and telephone number set forth above.

TABLE OF CONTENTS

		Page
Investment Objective and Policies		2
Investment Techniques		2
	U.S. Treasury Obligations		2
	Repurchase Agreements		3
	When-Issued and Delayed Delivery Securities		3
	Illiquid Securities		3
Certain Risk Considerations		5
Investment Restrictions		6
Trustees and Officers		8
The Manager			12
	Expenses		14
The Sub-Adviser		14
The Sub-Administrator		15
The Distributor		16
The Custodian, Transfer Agent and Dividend Disbursing Agent
	16
Purchase of Shares		16
Retirement Plans		17
Redemption of Shares		17
Net Asset Value		17
Portfolio Turnover		19
Portfolio Transactions and Brokerage		19
Performance Information		20
Description of Trust		20
General Information		21
	Counsel and Independent Auditors		21
Financial Statements		23


INVESTMENT OBJECTIVE AND POLICIES

	The Fund's investment objective is high current income consistent with preservation of principal and liquidity. The Fund seeks to achieve this objective by investing in U.S. Treasury obligations which have remaining maturities of 397 days or less. There can be no assurance that the Fund can achieve its investment objective. Currently the Fund will invest exclusively in U.S. Treasury obligations. Although the Fund reserves the right to use repurchase agreements, the Fund will not engage in such activity until further notice. The investment objective stated above is fundamental and may be changed only by the affirmative vote of at least a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). A majority of the Fund's outstanding securities is the lesser of (i) 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the Fund's outstanding shares are represented in person or by proxy or (ii) more than 50% of the Fund's outstanding shares.

	For a further description of the investment objective and policies of the Fund, see "Investment Objective and Policies" and "Other Investments and Policies" in the Fund's Prospectus.

INVESTMENT TECHNIQUES

	In order to achieve its investment objective, the Fund invests in the following types of instruments and uses certain strategies described below.

U.S. Treasury Obligations

	As set forth in the Prospectus, under normal conditions the Fund will invest at least 65% of its assets in the following types of U.S. Treasury obligations:

	U.S. Treasury Securities. The Fund will invest in U.S. Treasury securities, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates and the lengths of their maturities.

	Components of U.S. Treasury Securities. The Fund may also invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one or more of the interest payments scheduled to be paid on such obligations. Component parts of U.S. Treasury notes or bonds are created through the U.S. Treasury Department's STRIPS program and certain other programs stripping government securities. These obligations may take the form of (i) Treasury obligations from which the interest coupons have been stripped, (ii) the interest coupons that are stripped, or (iii) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, and may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. The underlying U.S. Treasury notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury strips.


Repurchase Agreements

	The Board has authorized the Fund to engage in repurchase agreements; however, the Manager does not currently intend to employ such investments. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a debt security and the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities are ordinarily U.S. Treasury or other government obligations or high quality money market instruments. The Fund's repurchase obligations will at all times be fully collateralized by U.S. Treasury obligations in an amount at least equal to the purchase price including accrued interest earned on the underlying securities.

	If the Fund were to enter into repurchase transactions it would only do so with parties meeting creditworthiness standards approved by the Trustees of the Trust. The Trust's investment adviser would monitor the creditworthiness of such parties, under the general supervision of the Trustees. For a description of the risks associated with repurchase agreements, see "Certain Risk Considerations".

When-Issued and Delayed Delivery Securities

	The Board has authorized the Fund from time to time, in the ordinary course of business, to purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction); however, the Manager does not currently intend to employ such investments. The securities so purchased would be subject to market fluctuation and no interest would accrue to the purchaser during this period. While the Fund would only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund would also establish a segregated account with the Trust's Custodian in which it would continuously maintain cash and U.S. Government securities equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the Fund may purchase securities on such basis without limit. For a description of the risks associated with the purchase of securities on a when-issued or delayed delivery basis, see "Certain Risk Considerations".

Illiquid Securities

	The Board has authorized the Fund to invest up to 10% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or subject to legal or contractual restrictions on resale; however, the Manager does not currently intend to employ such investments. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

	In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

	Rule 144A of the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

	Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act are not deemed to be illiquid. The Fund would treat such securities as illiquid until such time that the investment adviser determines that they are readily marketable. In reaching liquidity decisions, the investment adviser would consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

CERTAIN RISK CONSIDERATIONS

	An investment in the Fund involves certain risks, including risks associated with entering into repurchase agreements and the purchase of securities on a when-issued or delayed delivery basis.


Repurchase Agreements

	The Board has authorized the Fund to enter into repurchase agreements, which are agreements to purchase securities (the "underlying securities") from a bank which is a member of the Federal Reserve System, or from a well-established securities dealer, and the bank or dealer agrees to repurchase the underlying securities from the Fund, at the original purchase price, plus specified interest, at a specified future date, however, the Manager does not currently intend to employ such investments. The Fund will enter into repurchase agreements only where the underlying securities (1) are of the type (excluding maturity limitations) which the Fund's investment policies and restrictions would allow it to purchase directly and (2) are "marked to market" on a daily basis, so that the market value of the underlying securities, including interest accrued, is equal to or in excess of the value of the repurchase agreement. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the security. The U.S. Treasury obligations held as collateral are valued daily, and as the value of these instruments declines, the Fund will require additional collateral.

	With respect to engaging in repurchase agreements, the Fund's risk would be primarily that, if the seller defaults, the proceeds from the disposition of the underlying securities and other collateral for the seller's obligations are less than the repurchase price. If the seller becomes insolvent, the Fund might be delayed in or prevented from selling the collateral. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will experience a loss.

	In addition, interest income derived from repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes. In addition, some states require that, in order for the tax exempt character of the Fund's interest from U.S. Treasury obligations to pass through to its shareholders, the Fund must maintain specified minimum levels of the Fund's total assets in U.S. Treasury obligations. If the level of non-U.S. Treasury obligations (including repurchase agreements) exceeds a state's limit for this pass-through, then none of the Fund's interest income would be exempt from state or local income tax in the state for the applicable year. While the Fund does not specifically limit the amount of repurchase agreements which it can enter into, the Fund will endeavor to maintain the levels necessary to preserve the pass-through of the Fund's tax exempt interest income from U.S. Treasury obligations.

	In the event of a bankruptcy or default of certain sellers of repurchase agreements, the Fund could experience costs and delays in liquidating the underlying securities, which are held as collateral, and the Fund might incur a loss if the value of the collateral held declines during this period.

When-Issued and Delayed Delivery Securities

	The Board has authorized the Fund to purchase or sell securities on a when-issued or delayed delivery basis; however, the Manager does not currently intend to employ such investments. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payments and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Trust's Custodian would maintain, in a segregated account of the Fund, cash or U.S. Treasury obligations having a value equal to or greater than the Fund's purchase commitments. The Trust's Custodian will likewise segregate securities sold on a delayed delivery basis.

	If the Fund engages in when-issued transactions, the Fund would rely on the seller to consummate the sale. The seller's failure to do so may result in the Fund losing an opportunity to obtain a favorable price and yield. When-issued or delayed delivery securities may decline or increase in value during the period from the Fund's investment commitment to the settlement of the purchase. In addition, an increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value. The investment adviser does not believe that the Fund's net asset value or income would be adversely affected by the Fund's purchase of securities on such basis.

Illiquid Securities

	The Board has authorized the Fund to invest up to 10% of its net assets in illiquid securities including repurchase agreements collateralized by U.S. Treasury obligations which have a maturity of longer than seven days, securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable; however, the Manager does not currently intend to employ such investments. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market are not considered illiquid for purposes of this limitation. Investment in certain restricted and other illiquid securities may involve risks including the potential for delays on resale and uncertainty in valuation. The investment adviser would monitor the liquidity of such securities under the supervision of the Trustees of the Trust. Repurchase agreements subject to demand would be deemed to have a maturity equal to the applicable notice period.

INVESTMENT RESTRICTIONS

	Unless specified to the contrary, the following restrictions are fundamental and may not be changed as to the Fund without the approval of the majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).

	As a matter of fundamental policy, the Trust may not, on behalf of the Fund:

	(1) purchase any security other than obligations of the U.S. Government, including repurchase agreements with respect to such securities;
	(2) borrow money, except from banks for temporary, extraordinary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, or for clearance of transactions; borrowing in the aggregate may not exceed 30% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made; investment securities will not be purchased while borrowings exceed 5% of the Fund's total assets;
	(3) issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement;
(b) permitted borrowings of money from banks; or (c) purchasing securities on when-issued or delayed delivery basis;
	(4) make loans of the Fund's portfolio securities, except through repurchase agreements;
	(5) purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for clearance of transactions);
	(6) act as underwriter of securities except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws;
	(7) make short sales or maintain a short position;
	(8) buy or sell real estate or interest in real estate, including real estate limited partnerships;
	(9) acquire securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;
	(10) make investments for the purpose of exercising control or management.
	(11) invest in interest in or leases related to oil, gas or other mineral exploration or development programs; or
	(12) buy or sell commodity or commodity contracts (including futures contracts and options thereon).

	In addition, as a matter of operating policy, the Trust will not on behalf of the Fund:

	(a) invest more than 25% of the Fund's total assets in any industry other than the U.S. Government; or
	(b) invest more than 5% of the Fund's total assets in securities of issuers engaged in continuous operation for less than three years.

	If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

TRUSTEES AND OFFICERS

	The Trustees and Officers of the Trust and their principal occupations during the last five years are set forth below. Unless otherwise specified, the address of each such person is One
Corporate Center, Rye, New York, 10580-1434.




Name, Age,
Position(s)
with Trust and
Address
Principal Occupations
During Past Five Years


*Mario J.
Gabelli, 54
President and
Trustee

Chairman of the Board, Chief
Executive Officer and Chief
Investment Officer of Gabelli
Funds, Inc.; Chief Investment
Officer of GAMCO Investors, Inc.;
President and Chairman of The
Gabelli Equity Trust Inc. and The
Gabelli Multimedia Trust Inc.;
President, Chief Investment
Officer and Director of Gabelli
Global Series Funds, Inc., Gabelli
Investor Funds, Inc., The Gabelli
Value Fund Inc., Gabelli Equity
Series Funds, Inc., and The
Gabelli Convertible Securities
Funds Inc.; Chairman of the Board,
President and Chief Investment
Officer and Director of Gabelli
Capital Series Funds, Inc.;
Trustee of The Gabelli Asset Fund
and The Gabelli Growth Fund;
Chairman of the Board of Gabelli
Gold Fund, Inc., Gabelli
International Growth Fund, Inc.,
and Chairman and Chief Executive
Officer of Lynch Corporation;
Director of Morgan Group, Inc. and
Spinnaker Industries, Inc.


Anthony J.
Colavita, 61
Trustee

President and Attorney at Law in
the law firm of Anthony J.
Colavita, P.C. since 1961.
Director of Gabelli Global Series
Funds, Inc., Gabelli Investor
Funds, Inc., The Gabelli Value
Fund Inc., The Gabelli Series
Funds, Inc., Gabelli Gold Fund,
Inc., Gabelli Capital Series
Funds, Inc. and Gabelli Equity
Series Funds, Inc.; Trustee of The
Westwood Funds, The Gabelli Asset
Fund and The Gabelli Growth Fund
since 1989.


Vincent D.
Enright, 54
Trustee

Senior Vice President and Chief
Financial Officer of Brooklyn
Union Gas Company; Director of
Gabelli Equity Series Funds, Inc.
and Gabelli Investors Funds, Inc.






Name, Age,
Position(s)
with Trust and
Address
Principal Occupations
During Past Five Years


*Thomas E.
O'Connor, 52
Trustee
19 Old Kings
Highway South
Darien, CT  06820

President of Thomas E. O'Connor &
Co., Inc., the general partner of
Thomas E. O'Connor & Co. L.P.,
which is a general partner of
Gabelli-O'Connor Fixed Income
Mutual Fund Management Co.,
Chairman of the Board and
Investment Officer of The
Treasurer's Fund, Inc.


John J. Parker,
65
Trustee

Attorney at the law firm of
McCarthy, Fingar, Donovan, Drazen
& Smith, since August 1989.

*Karl Otto Phl,
66
Trustee
Partner of Sal Oppenheim Jr. & Cie
(private investment bank) since
1991; board member of IBM World
Trade Europe/Middle East/Africa
Corp.; Bertelsmann AG; Zurich
Versicherungs-Gesellschaft
(insurance); the International
Advisory Board of General Electric
Company; the International Council
for JP Morgan & Co.; the Board of
Supervisory Directors of ROBECo/o
Group; and the Supervisory Board
of Royal Dutch (petroleum
company); Advisory Director of
Unilever N.V. and Unilever
Deutschland; Director or Trustee
of all  funds advised by Gabelli
Funds, Inc.


Anthonie C. van
Ekris, 62
Trustee

Managing Director of Balmac
International; Director, Stahel
Hardmeyer A.G.; Trustee, The
Gabelli Asset Fund and The Gabelli
Growth Fund; Director, The Gabelli
Convertible Securities Fund, Inc.,
Gabelli Equity Series Funds, Inc.,
The Gabelli Global Series Fund
Inc., Gabelli Capital Series
Funds, Inc., Gabelli Gold Fund,
Inc. and Gabelli International
Growth Fund.








Name, Age,
Position(s)
with Trust and
Address
Principal Occupations
During Past Five Years


Bruce N. Alpert,
45
Vice President &
Treasurer

Vice President, Treasurer and
Chief Financial Officer and
Administrative Officer of the
investment advisory division of
the Adviser; President and
Treasurer of The Gabelli Asset
Fund and The Gabelli Growth Fund;
Vice President and Treasurer of
Gabelli Equity Series Funds, Inc.,
Gabelli International Growth Fund,
Inc., The Gabelli Equity Trust
Inc., The Gabelli Global
Multimedia Trust Inc., The Gabelli
Value Fund Inc., Gabelli Investor
Funds, Inc., Gabelli Global Series
Funds, Inc., The Gabelli
Convertible Securities Fund, Inc.,
Gabelli Capital Series Funds, Inc.
and Vice President of the Westwood
Funds and Manager of Teton
Advisers LLC.


Ronald S. Eaker,
36
Vice President
19 Old Kings
Highway South
Darien, CT  06820

Senior Portfolio Manager of the
Sub-Adviser since 1987. President
and Chief Investment Officer of
The Treasurer's Fund, Inc.

Henley L. Smith,
40
Vice President
19 Old Kings
Highway South
Darien, CT  06820

Senior Portfolio Manager of the
Sub-Adviser since 1987. Vice
President and Investment Officer
of The Treasurer's Fund, Inc.

James E. McKee,
33
Secretary

Vice President and General Counsel
of GAMCO Investors, Inc. since
1993 and of Gabelli Funds, Inc.
since August 1995; Secretary of
all Funds advised by Gabelli
Funds, Inc. and Teton Advisers LLC
since August 1995. Branch Chief
with the U.S. Securities and
Exchange Commission in New York
1992 through 1993. Staff attorney
with the U.S. Securities and
Exchange Commission in New York
from 1989 through 1992.


*	"Interested person" of the Fund, as defined in the 1940 Act.
Mr. Gabelli is an affiliated person of the Manager. Mr. O'Connor is an affiliated person of the Sub-Adviser. Mr. Phl received fees from the Manager but has no obligation to provide any services to the Manager. Although this relationship does not appear to require designation of Mr. Phl as an interested person, the Trust has made such a designation in order to avoid the possibility that Mr. Phl's independence would be questioned.



No Director, officer or employee of the Manager, Sub-Adviser or any affiliate of the Manager or Sub-Adviser will receive compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each of its Trustees who is not a director, officer or employee of the Manager or Sub-Adviser or any of their affiliates $3,000 per annum plus $500 per meeting attended plus reimbursement of relevant travel and out-of-pocket expenses.


TRUSTEE COMPENSATION TABLE

	The following table sets forth certain information regarding the compensation of the Trust's Trustees. No executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended September 30, 1996 in excess of $60,000.


(1)                          (2)                 (3)
Name ofPerson     Aggregate Compensation   Total Compensation
                      from Registrant       from Registrant and
                       for Fiscal Year      Fund Complex Paid to
                                            Trustees for Calendar
                                                  Year*


Anthony J.
Colavita                 $5,000                   	$70,000 (11)

Vincent D.
Enright                  $5,000                   	$17,000 (4)

John J.
Parker                   $5,000                    	$  5,000 (1)

Karl Otto
Phl                      $4,000                     	$77,750 (15)

Anthonie C.
van Ekris                $5,000                     	$49,000 (10)


*	The total compensation paid to such persons during the
calendar year ended December 31, 1996. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment adviser.

No compensation was received by either Mr. Mario J. Gabelli or Mr. Thomas E. O'Connor from the Registrant.

	On January 2, 1997, the outstanding voting securities of the Fund consisted of 237,249,253.553 shares of beneficial interest.
As a group, the Officers and Trustees of the Trust (other than Mr. Gabelli) owned beneficially, directly or indirectly, less than 1% of its outstanding voting shares.



	Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of January
27, 1997:

Name and Address		    		% of Class		Nature of Ownership

GAMCO Investors Inc.		   	19.53%       	Beneficially*
One Corporate Center
Rye, New York 10580-1442

Gabelli Funds, Inc.				    6.87%		      	Record
One Corporate Center
Rye, New York 10580-1442

Gabelli Associates Fund	 		17.24%	      	Record
One Corporate Center
Rye, New York 10580-1434

Mario J. Gabelli	       			57.04%	      	Beneficially**
One Corporate Center
Rye, New York 10580-1434

*	Includes 50,914,989 Shares (19.14% of the number of shares outstanding)
held by discretionary client accounts of GAMCO Investors, Inc.

**	Includes 149,039,937 Shares (56.03% of the number of shares outstanding)
indirectly beneficially owned by Mr. Gabelli as a result of his position as a controlling person of certain shareholders, including those listed in the table above.

THE MANAGER

	The Manager is a New York corporation with principal offices located at One Corporate Center, Rye, New York 10580-1434. The Manager also serves as adviser to The Gabelli Growth Fund, The Gabelli Asset Fund, The Gabelli Equity Income Fund, The Gabelli Small Cap Growth Fund, The Gabelli Value Fund Inc., The Gabelli
ABC Fund, The Gabelli Global Telecommunications Fund, The Gabelli Global Convertible Securities Fund, The Gabelli Global Interactive Couch Potato Fund, Gabelli Gold Fund, Inc., Gabelli Capital Asset Fund and Gabelli International Growth Fund, Inc., open-end investment companies, and The Gabelli Equity Trust Inc., The
Gabelli Global Multimedia Trust Inc. and The Gabelli Convertible Securities Fund, closed-end investment companies. The Manager is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

	Pursuant to a management agreement with the Trust (the "Management Agreement"), the Manager, subject to the supervision of the Trustees and in conformity with the stated policies of the Trust, manages both the investment operations of the Trust and the composition of the Trust's portfolio, including the purchase, retention, disposition of securities and other investments. The Manager is obligated to keep certain books and records of the Trust in connection therewith. The Manager is also obligated to provide research and statistical analysis and to pay costs of certain clerical and administrative services involved in portfolio management. The management services of the Manager to the Trust are not exclusive under the terms of the Management Agreement and the Manager is free to, and does, render management services to others.

	The Manager has authorized any of its directors, officers and employees who have been elected as Trustees or Officers of the Trust to serve in the capacities in which they have been elected. Services furnished by the Manager under the Management Agreement may be furnished by any such directors, officers or employees of the Manager. In connection with the services it renders, the Manager bears the following expenses:

		(a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Trustees who are not affiliated persons of the Manager or the Trust's investment adviser;
		(b) all expenses incurred by the Manager or by the Trust in connection with managing the ordinary course of the Trust's business, other than those assumed by the Trust, as described below;
		(c) the costs and expenses payable to Gabelli-O'Connor Fixed Income Mutual Funds Management Company (the "Sub-Adviser") pursuant to a sub-advisory agreement between the Manager, the Sub-Adviser and the Trust (the "Sub-Advisory Agreement"); and
		(d) the costs and expenses payable to First Data Investor Services Group, Inc. (the "Sub-Administrator") pursuant to a sub-administration agreement between the Manager and the Sub-Administrator (the "Sub-Administration Agreement").

	Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses, including
(a) the fee payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated with the Manager or the Sub-Adviser, (c) the fees and certain expenses of the Trust's Custodian and Transfer and Divided Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares, (d) the fees and expenses of the Trust's legal counsel and independent auditors, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and business fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust is a member, (h) the cost of share certificates representing shares of the Trust, if any, (i) the cost of fidelity insurance, and Trustees' and Officers' and errors and omissions insurance, if any, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the Securities and Exchange Commission (the "SEC") and registering the Trust as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statement and prospectuses for such purposes,
(k) allocable communications expenses with respect to investor services and all expenses of shareholders and Trustees' meetings and of preparing, printing and mailing reports to shareholders,
(l) litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Trust's business, (m) any expenses assumed by the Trust pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act, if any, and (n) the fees and expenses of each series of the Trust in connection with the management, investment and reinvestment of the assets of each such series.

	The Management Agreement provides that the Manager shall not be liable to the Trust for any error of judgment by the Manager or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement in no way restricts the Manager from acting as adviser to others. The Trust has agreed by the terms of the Management Agreement that the Trust may use the name "Gabelli" only for so long as the Management Agreement or any amendment, renewal or extension thereof remains in effect or for so long as the Manager is responsible for the portfolio management and administrative services for the Trust. The Trust has further agreed that in the event that for any reason, the Manager ceases to be responsible for the portfolio management and administrative services of the Trust, the Trust will, unless the Manager otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli".

	The Management Agreement is terminable without penalty by either party upon not more than sixty (60) days' written notice. The Management Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder, except to the extent otherwise provided by order of the SEC or any rule under the 1940 Act and except to the extent the 1940 Act no longer provides for automatic termination, in which case the approval of a majority of the independent Trustees is required for any "assignment."

	By its terms, the Management Agreement, which was last approved by the Board of Trustees on November 20, 1996, will remain in effect until November 20, 1997 and from year to year thereafter, provided each such annual continuance is specifically approved by the Fund's Board of Trustees or "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Management Agreement.

	As compensation for its services and the related expenses borne by the Manager, the Trust pays the Manager a fee (the "Management Fee"), computed daily and payable monthly, equal, on an annual basis, to .30% of the Fund's average daily net assets, payable out of the Fund's net assets.

Expenses

	To the extent necessary, the Manager has undertaken to waive voluntarily fees provided for in the Management Agreement and/or voluntarily to assume certain expenses of the Trust so that total expenses of the Fund do not exceed .30% of the Fund's average daily net assets.

	During the fiscal years ended September 30, 1996, September 30, 1995, and September 30, 1994, the investment advisory fees paid to the Manager were $750,885, $627,450 and $491,888, respectively. During such years, the Manager waived advisory fees in the amounts of $375,443, $278,588 and $245,944, respectively.

THE SUB-ADVISER

	The Sub-Adviser is a Delaware partnership organized in 1987 and has its principal offices at 19 Old Kings Highway South, Darien, Connecticut 06820.

	Pursuant to the Sub-Advisory Agreement, the Sub-Adviser provides investment advisory services in connection with the management of the Trust. In connection therewith, the Sub-Adviser is obligated to keep certain books and records of the Trust. The Manager continues to have overall responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Sub-Adviser's performance of those services. The Manager may terminate the sub-advisory arrangements at its discretion and perform the advisory services directly. The Manager pays the Sub-Adviser a fee, computed daily and payable monthly, equal, on an annual basis, to .08% of the Fund's average daily net assets.

	The Sub-Advisory Agreement provides that it will terminate in the event of its assignment or upon the termination of the Management Agreement. The Sub-Advisory Agreement may be terminated by the Trust, the Manager or the Sub-Adviser upon not less than thirty (30) days' nor more than sixty (60) days' written notice to the other parties. The Sub-Advisory Agreement was reapproved on November 20, 1996 by the Trustees, including a majority of those Trustees who are not interested persons as defined in the 1940 Act. The Sub-Advisory Agreement will continue in effect from year to year so long as such continuance is specifically approved annually in accordance with the requirements of the 1940 Act applicable to continuance of investment advisory contracts.

	As of the date of this Statement of Additional Information, the Sub-Adviser is an investment manager, administrator, adviser or sub-adviser for the assets of The Treasurer's Fund, Inc. and the Trust. The Sub-Adviser is a registered investment adviser. Mr. O'Connor is President and sole shareholder of Thomas E. O'Connor & Co. Inc., the general partner of Thomas E. O'Connor & Co. L.P., which is a general partner of the Sub-Adviser. Thomas E. O'Connor
& Co. L.P. and Gabelli Funds, Inc., the other general partner of the Sub-Adviser, have authority and control over the management of the Sub-Adviser's business and affairs. Mr. Mario J. Gabelli is the Chairman of the Board of Directors of Gabelli Funds, Inc. As a result of these relationships, Messrs. Thomas E. O'Connor and Mario J. Gabelli may each be deemed to be a "controlling person" of the Sub-Adviser. As of December 31, 1996, the Sub-Adviser served as investment adviser for assets aggregating in excess of $500 million. The Sub-Adviser is an affiliate of Gabelli-O'Connor Fixed Income Management Co., a registered investment adviser under the Advisers Act that is an investment manager or adviser to corporations, institutions, pension trusts, profit sharing trusts and high net worth individuals and which, as of December 31, 1996, served as an investment adviser for assets aggregating in excess of $1.3 billion. The Sub-Adviser is also an affiliate of the Manager.

THE SUB-ADMINISTRATOR

	The Sub-Administrator is located at One Exchange Place, Boston, Massachusetts 02109. Pursuant to a Sub-Administration Agreement, the Sub-Administrator provides certain administrative services necessary for the Trust's operations but which do not concern the investment advisory and portfolio management services provided by the Manager or the Sub-Adviser. For such services and the related expenses borne by the Sub-Administrator, the Manager pays an annual fee of .10% of the average daily net assets of the Trust and certain other affiliated funds not exceeding $1 billion,
 .08% of net assets exceeding $1 billion but not exceeding $1.5 billion, .03% of net assets exceeding $1.5 billion but not exceeding $3 billion, and .02% of net assets exceeding $3 billion. The Sub-Administrator's fee is paid by the Manager and will result in no additional expense to the Trust.

THE DISTRIBUTOR

	The Trust on behalf of the Fund has entered into a Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is a subsidiary of Gabelli Funds, Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1434. The Distributor acts as agent of the Fund for the continuous offering of its shares on a no-load basis at no cost to the Fund. In connection with the sale of the Fund's shares, the Trust has authorized the Distributor to give only such information and to make only such statements and representations as are contained in the Fund's Prospectus or Statement of Additional Information. Sales may be made only by Prospectus, which may be delivered personally or through the mails. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act, and bears all costs of preparing, printing and distributing reports and prospectuses used by the Trust in connection with the sale of the Fund's shares and all sales literature printed, counsel fees and expenses in connection with the foregoing.

	The Distribution Agreement is terminable by the Distributor or the Trust at any time without penalty on not more than sixty
(60) days' nor less than thirty (30) days' written notice, provided that termination by the Trust must be directed or approved by the Trustees, by the vote of the holders of a majority of the outstanding voting securities of the Trust, or by written consent of a majority of the Trustees who are not interested persons of the Trust or the Distributor. The Distribution
Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act. The Distribution Agreement provides that, unless terminated, it will remain in effect from year to year, so long as continuance of the Distribution Agreement is approved annually by the Trustees or by a majority of the outstanding voting securities of the Trust, and in either case, also by majority of the Trustees who are not interested persons of the Trust, or the Distributor, as defined in the 1940 Act.

THE CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

	State Street Bank and Trust Company is the custodian for the Trust's cash and securities as well as the transfer and dividend disbursing agent (the "Custodian", "Transfer Agent" and "Dividend Disbursing Agent") for its shares. Boston Financial Data Services, Inc., an affiliate of State Street Bank and Trust Company, performs the shareholder services on behalf of State Street Bank and Trust Company, and is located at the BFDS Building, Two
Heritage Drive, Quincy, MA 02171. State Street Bank and Trust Company does not assist in, and is not responsible for, investment decisions involving assets of the Trust.

PURCHASE OF SHARES

	The procedures for purchasing shares of the Fund are summarized in the Prospectus under "Purchase of Shares" and "Investment Through Participating Organizations".

RETIREMENT PLANS

	The Trust has available a form of Individual Retirement Account ("IRA") for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Fund is $1,000 for an individual. There is no minimum for additional investments in an IRA.

	Under the Internal Revenue Code of 1986, as amended (the "Code"), individuals may make wholly or partly tax-deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and/or their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a maximum of $4,000 annually to both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse.

	Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. The Fund does not currently act as sponsor for such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investment for such plans is $1,000 and there is no minimum for additional investments.

	Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor.

REDEMPTION OF SHARES

	The procedures for redemption of shares of the Fund are summarized in the Prospectus under "Redemption of Shares" and "Investment Through Participation Organizations." The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder.

NET ASSET VALUE

	The method for determining the public offering price of the Fund's shares and the net asset value per share is summarized in the Prospectus under "Net Asset Value."

	The Fund relies on Rule 2a-7 under the 1940 Act to use the amortized cost valuation method to stabilize the purchase and redemption price of its shares at $1.00 per share. This method of valuation involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of interest rate fluctuations on the market value of the securities. While reliance on Rule 2a-7 should enable the Fund, under most conditions, to maintain a $1.00 share price, there can be no assurance that the Fund will be able to do so, and investment in the Fund is neither insured nor guaranteed by the U.S. Government.

	As required by Rule 2a-7, the Trustees have adopted the following policies relating to the Fund's use of the amortized cost method:

	(a) The Trustees have established procedures which they consider to be reasonably designed, taking into account current market conditions affecting the Fund's investment objective, to stabilize its net asset value at $1.00 per share.

	(b) The Trustees (i) have adopted procedures whereby the extent of deviation between the current net asset value per share calculated using available market quotations or market-based quotations from the Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and as are reasonable in light of current market conditions, (ii) will periodically review the amount of deviation as well as the methods used to calculate the deviation, and (iii) will maintain records of the determination of deviation and the Trustees' review thereof. In the event such deviation exceeds 3/10 of 1%, the Trustees will promptly consider what action, if any, should be taken to prevent the deviation from exceeding 1/2 of 1%. Where the Trustees believe the extent of deviation may result in material dilution or other unfair results to investors or exiting shareholders, they shall take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.

	(c) The Fund will seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share; provided, however, that it will not purchase any instrument with a remaining maturity (as determined pursuant to Rule 2a-7) longer than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

	(d) The Fund will limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated securities which the Manager and the Sub-Adviser, acting in accordance with procedures and guidelines approved by the Trustees, determine to be of eligible quality and to present minimal credit risks. The Fund will invest in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. The types of U.S. Treasury obligations in which the Fund will invest include (1) bills, notes and bonds issued by the U.S. Treasury that are direct obligations of the U.S. Government and (2) component parts of U.S. Treasury notes and bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. See "Investment Objective and Policies" in the Prospectus.

	(e) The Fund will record, maintain and preserve permanently in an easily accessible place a written copy of the procedures described above and will record, maintain and preserve for a period of not less than six years (two years in an easily accessible place) a written record of the Trustees' considerations and actions taken in connection with the discharge of their obligations set forth above.

	While the procedures adopted by the Trustees have been designed to enable the Fund to achieve its investment objective of maintaining a $1.00 share price, there can be no assurance that a constant share price will be maintained. In the event that market conditions or changes in issuer creditworthiness result in a substantial deviation between the Fund's $1.00 amortized cost price per share and its net asset value per share based on the market value of the Fund's portfolio, the Trustees will take such action as they deem appropriate to eliminate or reduce to the extent possible any dilution of shareholder interests or other unfair results to existing shareholders or investors. Such action may include basing the purchase and redemption price of Fund shares on the Fund's market-based net asset value, with the result that the Fund's price per share may be higher or lower than $1.00. \
PORTFOLIO TURNOVER

	The Fund normally intends to hold its portfolio securities to maturity. The Fund normally does not expect to trade portfolio securities although it may do so to take advantage of short-term market movements. The Fund will make purchases and sales of portfolio securities on a net price basis; brokerage commissions are not normally charged on the purchase or sale of U.S. Treasury securities. See "Portfolio Transactions and Brokerage."

PORTFOLIO TRANSACTIONS AND BROKERAGE

	The Sub-Adviser, subject to review by the Manager, is responsible for decisions to buy and sell securities for the Fund, arranging the execution of portfolio transactions on the Fund's behalf, and selection of brokers and dealers to effect the transactions. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Fund does not normally incur any brokerage commission expense on such transactions. There were no brokerage commissions incurred by the Fund since its commencement of operations. The instruments purchased by the Fund are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

	The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable price and efficient execution of transactions.

PERFORMANCE INFORMATION

	The Fund will prepare a current quotation of yield from time to time. The yield quoted will be the simple annualized yield for an identified seven (7) calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. The yield will vary as interest rates and other conditions affecting money market instruments change. The yield for the seven-day period ended September 30, 1996 was 4.90% (4.75% without waivers), which is equivalent to an effective yield of 5.02% (4.86% without waivers). The yield also depends on the quality, length of maturity and type of instruments in the Fund's portfolio and its operating expenses. The Fund may also prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows:
by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

EFFECTIVE YIELD = [(base period return + 1)365/7] -1

	The Fund may also calculate the tax equivalent yield over a thirty-day period. The tax equivalent yield will be determined by first computing the current yield as discussed above. The Fund will then determine what portion of the yield is attributable to securities, the income of which is exempt for state and local income tax purposes. This portion of the yield will then be divided by one minus the maximum state tax rate of individual taxpayers and then added to portion of the yield that is attributable to other securities.

	The Fund's yield will fluctuate, and annualized yield quotations are not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in the Fund is held, but also on any realized or unrealized gains and losses and changes in the Fund's expenses.

	The Fund may advertise certain total return information computed in the manner described in the Prospectus. An average annual compound rate of return ("T") will be computed by using the redeemable value at the end of a specified period ("ERV" of a hypothetical initial investment of $1,000 ("P") over a period of time ["n"] according to the formula: P(1+T)n = ERV.

	Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC Money Fund Report, The
Bank Rate Monitor, other industry publications, business periodicals, rating services and market indices.

DESCRIPTION OF TRUST

	The Trust is organized as an unincorporated business trust under the laws of Delaware.

	The Fund is the initial series of shares of beneficial interest (par value $.001) of the Trust. The Trustees are authorized to designate one or more additional series of shares of beneficial interest of the Trust, each series representing a separate investment portfolio. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, liquidation (see "Redemption of Shares") and voting rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

	Shares have no preference, preemptive, conversion or similar rights. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

	The Fund sends semi-annual and annual reports to all of its shareholders which include a list of the Fund's portfolio securities and the Fund's financial statements which shall be audited annually. Unless it is clear that a shareholder holds as nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

	It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act, the Declaration of Trust of the Trust or the By-Laws of the Trust. In addition, the Trust will call a special meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, and the Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

	Shares of the Trust have noncumulative voting rights which means that the holders of more than 50% of shares can elect 100% of the Trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect person or persons as Trustees. The Transfer Agent does not issue certificates evidencing Fund shares.

GENERAL INFORMATION

Counsel and Independent Auditors

	Willkie Farr & Gallagher, 153 East 53rd Street, New York,
New York 10022, is counsel to the Trust.
	Ernst & Young LLP, 787 Seventh Avenue, New York, New York
10019, has been selected as independent auditors for the Trust.

FINANCIAL STATEMENTS

The Gabelli U.S. Treasury Money Market Fund
Statement of Net Assets -- September 30, 1996
================================================================================

                                                     Annualized
       Principal                                    Yield at Date          Maturity
         Amount                                     of Purchase              Date                       Value
         ------                                     -----------              ----                       -----
                    U.S. TREASURY OBLIGATIONS -- 99.7%
                    U.S. Treasury Bills -- 93.4%
     $203,261,000   U.S. Treasury Bills........    5.030% to 5.130%  10/24/1996-01/23/1997          $ 201,814,242
                                                                                                    -------------
                                                   Interest Rate
                    U.S. Treasury Notes -- 6.3%
       13,515,000   U.S. Treasury Notes........        6.875%            10/31/1996                    13,532,638
                                                                                                    -------------

TOTAL INVESTMENTS (Cost $215,346,880) (a)..................................................   99.7%   215,346,880
Payable for Fund shares redeemed...........................................................   (0.1)      (274,114)
Payable to Manager.........................................................................   (0.0)       (28,258)
Cash and Other Assets in Excess of Liabilities  ...........................................    0.4        993,005
                                                                                             -----  -------------
NET ASSETS (applicable to 216,037,513 shares of beneficial interest issued and outstanding, $0.001 par value, one billion shares authorized)........................  100.0% $ 216,037,513
                                                                                             =====  =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................                $1.00
                                                                                                           =====

(a) Aggregate cost for Federal tax purposes is identical.

Financial Highlights
================================================================================
Per share amounts for a Fund share outstanding throughout each year ended September 30,

                                                                       1996             1995            1994              1993*
                                                                       ----             ----            ----              -----
Operating performance:
Net asset value, beginning of year .............................  $        1.00    $        1.00    $        1.00    $        1.00
                                                                  -------------    -------------    -------------    -------------
Net investment income (b) ......................................         0.0492           0.0528           0.0323           0.0271
Net gain on investments ........................................         0.0006           0.0002           0.0002           0.0002
                                                                  -------------    -------------    -------------    -------------
  Total from investment operations .............................         0.0498           0.0530           0.0325           0.0273
                                                                  -------------    -------------    -------------    -------------
Distributions to shareholders from:
  Net investment income ........................................        (0.0492)         (0.0528)         (0.0323)         (0.0271)
  Net realized gains ...........................................        (0.0006)         (0.0002)         (0.0002)         (0.0002)
                                                                  -------------    -------------    -------------    -------------
  Total distributions ..........................................        (0.0498)         (0.0530)         (0.0325)         (0.0273)
                                                                  -------------    -------------    -------------    -------------
Net asset value, end of year ...................................  $        1.00    $        1.00    $        1.00    $        1.00
                                                                  =============    =============    =============    =============
Total return** .................................................            5.1%             5.4%             3.3%             2.8%
                                                                  =============    =============    =============    =============
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's) .............................  $     216,038    $     218,036    $     186,020    $     187,709
  Ratio of net investment income to average net assets .........           4.92%            5.30%            3.23%            2.73%
  Ratio of operating expenses to average net assets (c) ........           0.30%            0.27%            0.30%            0.30%

----------
*    The Fund commenced operations on October 1, 1992.
** Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(b) Net investment income before fees waived by the Manager for the years ended September 30, 1996, 1995, 1994 and 1993 was $0.0477, $0.0516, $0.0312 and
     $0.0255, respectively.
(c) Operating expense ratios before fees waived by the Manager for the years ended September 30, 1996, 1995, 1994 and 1993 were 0.45%, 0.39%, 0.43% and
     0.46%, respectively.

                       See Notes to Financial Statements.

The Gabelli U.S. Treasury Money Market Fund
Statement of Operations
Year Ended September 30, 1996
================================================================================
Investment Income:
   Interest income ...........................................     $ 13,077,787
                                                                   ------------
Expenses:
   Management fee ............................................          750,885
   Transfer agent fees .......................................          157,245
   Registration and filing fees ..............................           71,112
   Custodian fees ............................................           42,999
   Legal and audit fees ......................................           27,644
   Trustees' fees ............................................           26,376
   Amortization of organization expenses .....................           20,962
   Other .....................................................           29,105
                                                                   ------------
       Total expenses before fees waived by Manager ..........        1,126,328
       Fees waived by Manager ................................         (375,443)
                                                                   ------------
       Total Expenses -- Net .................................          750,885
Net investment income ........................................       12,326,902
                                                                   ------------
Net realized gain on investments .............................          144,619
                                                                   ------------
Net increase in net assets resulting from operations .........     $ 12,471,521
                                                                   ============


Statements of Changes in Net Assets
================================================================================

                                                                       Year             Year
                                                                      Ended            Ended
                                                                     9/30/96          9/30/95
                                                                ---------------   ---------------
Net investment income ........................................  $    12,326,902   $    12,304,496
Net realized gain on investments .............................          144,619            78,346
                                                                ---------------   ---------------
Net increase in net assets resulting from operations .........       12,471,521        12,382,842
Distributions to shareholders from:
  Net investment income ......................................      (12,326,902)      (12,304,496)
  Net realized gain on investments ...........................         (144,619)          (78,346)
Share transactions ($1.00 per share):
  Shares sold ................................................    1,379,164,485     1,143,159,517
  Shares issued on reinvestment of dividends and distributions       11,971,379        11,856,303
  Shares redeemed ............................................   (1,393,134,459)   (1,123,000,143)
                                                                ---------------   ---------------
Net increase/(decrease) in net assets ........................       (1,998,595)       32,015,677
NET ASSETS:
Beginning of year ............................................      218,036,108       186,020,431
                                                                ---------------   ---------------

End of year ..................................................  $   216,037,513   $   218,036,108
                                                                ===============   ===============

                       See Notes to Financial Statements.

Notes to Financial Statements
================================================================================

1. Significant Accounting Policies. The Gabelli U.S. Treasury Money Market Fund (the "Fund") is a series of The Gabelli Money Market Funds, a Delaware business trust (the "Trust"). The Fund is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on October 1, 1992. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Investments are valued at amortized cost (which approximates market value) whereby a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined using specific identification as the cost method. Interest income (including amortization of premium and discount) is recorded as earned.

Dividends and Distributions. Dividends from investment income (including realized capital gains and losses) are declared daily and paid monthly. Distributions of long-term capital gains, if any, are paid annually.

Provision for Income Taxes. The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Deferred Organization Expenses. A total of $104,264 was incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized on a straight-line basis over a period of 60 months from the date the Fund commenced investment operations.

2. Agreements with Affiliated Parties. The Trust has entered into a management agreement (the "Management Agreement") with Gabelli Funds, Inc. (the "Manager"), which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30 percent of the value of the Fund's average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund's portfolio, provides all facilities and personnel, including officers required for its administrative management, and pays the compensation of all officers and Trustees of the Fund who are its affiliates. To the extent necessary, the Manager has undertaken to assume certain expenses of the Trust so that the total expenses do not exceed 0.30 percent of the Fund's average daily net assets. For the year ended September 30, 1996, the Manager voluntarily waived management fees of $375,443.

The Manager has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Gabelli-O'Connor Fixed Income Mutual Funds Management Company (the "Sub-Adviser"), which provides that the Manager will pay the Sub-Adviser a fee, computed daily and paid monthly, at the annual rate of 0.08 percent of the value of the Fund's average daily net assets. In accordance with the Sub-Advisory Agreement, the Sub-Adviser provides day-to-day management of the Fund's investments.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
================================================================================

To the Shareholders and Board of Trustees
The Gabelli U.S. Treasury Money Market Fund
(a series of The Gabelli Money Market Funds)

     We have audited the accompanying statement of net assets of The Gabelli U.S. Treasury Money Market Fund (a series of The Gabelli Money Market Funds) as of September 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli U.S. Treasury Money Market Fund at September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with generally accepted accounting principles.

New York, New York
October 25, 1996


                                              /s/ Ernst & Young LLP

                            The Gabelli U.S. Treasury
                                Money Market Fund
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               fax: 1-914-921-5118
                             http://www.gabelli.com
                            e-mail: info@gabelli.com
                (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 P.M.)

                                Board of Trustees

Mario J. Gabelli, CFA                             John J. Parker
Chairman and President                            Attorney-at-Law
                                                  McCarthy, Fingar, Donovan,
Anthony J. Colavita                               Drazen & Smith
Attorney-at-Law
Anthony J. Colavita, P.C.                         Karl Otto Pohl
                                                  Former President
Vincent D. Enright                                Deutsche Bundesbank
Senior Vice President and
Chief Financial Officer                           Anthonie C. van Ekris
Brooklyn Union Gas Company                        Managing Director
                                                  BALMAC International, Inc.
Thomas E. O'Connor
General Partner
Gabelli-O'Connor Fixed Income
Mutual Funds Management Company

                                    Officers

Mario J. Gabelli, CFA                             Bruce N. Alpert
Chairman and President                            Vice President and Treasurer

James E. McKee                                    Henley L. Smith
Secretary                                         Vice President

Ronald S. Eaker
Vice President and
Portfolio Manager

                                   Distributor
                             Gabelli & Company, Inc.

                  Custodian, Transfer Agent and Dividend Agent
                       State Street Bank and Trust Company

                                  Legal Counsel
                            Willkie Farr & Gallagher

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

	(a)	Financial Statements:

(1)	Financial Statements included in Part A, the
Prospectus:

Financial Highlights for the years ended September 30, 1993, September 30, 1994, September 30, 1995 and September
30, 1996.

(2)	Financial Statements included in Part B, the
Statement of Additional Information:

	-	Statement of Net Assets at September 30, 1996.
	-	Statement of Operations for the year ended
September 30, 1996.
	-	Statement of Changes in Net Assets for years
ended September 30, 1995 and
		September 30, 1996.
	-	Notes to Financial Statements at September 30,
1996.
	-	Report of Independent Auditors dated October 25,
1996.

(3)	Financial Statements included in Part C:

None

	(b)	Exhibits:

(1)(a)	Certificate of Trust of Registrant is filed
herewith via EDGAR.

(1)(b)	Declaration of Trust of the Registrant is filed
herewith via EDGAR.

(2)	Amended and Restated By-Laws of the Registrant is
filed herewith via EDGAR.

(3)	Not Applicable

(4)	Not Applicable

(5)(a)	Management Agreement between the Registrant and
Gabelli Funds, Inc. ("Gabelli Funds" or the
"Manager").       *




(5)(b)	Sub-Advisory Agreement between the Manager and
Gabelli-O'Connor Fixed Income Mutual Funds Management
Company ("Gabelli-O'Connor" or the "Sub-Adviser")*.

(5)(c)	Sub-Administration Agreement between the Manager
and First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc., "FDISG" or the "Sub-Administrator")*.

(6)	Distribution Agreement between the Registrant and
Gabelli & Company, Inc. ("Gabelli" or the
"Distributor")*.

(7)	Not Applicable

(8)	Custodian Agreement between the Registrant and State
Street Bank and Trust Company is     filed herewith via
EDGAR.

(9)	Transfer Agency Agreement between the Registrant and
State Street Bank and Trust Company is     filed herewith
via EDGAR.

(10)	Not Applicable

(11)(a)	Consent of Independent Auditors is     filed
herewith via EDGAR.
(11))b)	Consent of Counsel is     filed herewith via
EDGAR.
(11)(c)	Powers of attorney for Anthony Colavita, Vincent
E. Enright,
	Thomas E. O'Connor, John J. Parker, Karl Otto Phl
and Anthonie C. van Ekris
	is     filed herewith via EDGAR.

(12)	Not Applicable

(13)	Purchase Agreement is     filed herewith via
EDGAR.

(14)	Prototype Individual Retirement Account Plan
available from Gabelli & Company, Inc. is     filed
herewith via EDGAR.

(15)	Not Applicable

(16)	Schedule for Computation of Each Performance
Quotation



*	Incorporated by reference to identically numbered Exhibit to Post-Effective
No. 5 to Registrant's Registration Statement on Form N-1A (File Nos. 33-48220
and 811-6687) filed on January 31, 1996.

**	Incorporated by reference to identically numbered Exhibit to Post-Effective
Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File
Nos. 33-48220 and 811-6687) filed on January 31, 1995




(17)	Financial Data Schedule is     filed herewith via
EDGAR.

(18)	Not Applicable

Item 25.	Persons Controlled by or Under Common Control
with Registrant.

	Not Applicable.

Item 26.	Number of Holders of Securities.

	The following information for The Gabelli U.S.
Treasury Money Market Fund is furnished as of January 2,
1997.

(1)	(2)

	Number of Record
Title of Series	Holders

	The Gabelli U.S. Treasury Money Market Fund
	5,752

Item 27.	Indemnification.

	To the extent consistent with Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Sections 2 and 3 of Article VII of the Registrant's Declaration of Trust (Exhibit 1(b) to this
Registration Statement) and Article VI of the Registrant's
By-Laws (Exhibit 2 to this Registration Statement),
Trustees, officers and employees of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

	Reference is made to Sections 2 and 3 of Article
Seven of Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws.

	Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

	The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, its By-Laws, the Management Agreement, the Sub-
Advisory Agreement, the Sub-Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange
Commission under the 1940 Act.

Item 28.	Business and Other Connections of Investment
Adviser.

	The Manager serves as manager of the Registrant. For information as to its business, profession, vocation or employment of a substantial nature, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). (SEC File No. 801-37706)

	The Sub-Adviser performs certain investment advisory services for the Registrant, under the supervision of the Manager. For information as to its business, profession, vocation or employment of a substantial nature, reference is made to the Form ADV filed by it under the Advisers
Act.  (SEC File No. 801-30229)

Item 29.	Principal Underwriters.

	The information required with respect to the directors and officers of the Distributor is set forth in the Distributor's current Form BD which is incorporated herewith by reference. (SEC File No. 8-21373)

Item 30.	Location of Accounts and Records.

	All such accounts, books and other documents required by Section 31(a) of the 1940 Act and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of FDISG (formerly known as "The Shareholder Services Group,
Inc."), 53 State Street, Boston, Massachusetts 02109;
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; BFDS, Two Heritage Drive, Boston, Massachusetts 02171; Gabelli Funds, Inc., One Corporate Center, Rye, New York 10580-1434; and Gabelli-O'Connor, 19 Old Kings Highway South, Darien, Connecticut 06820.

Item 31.	Management Services.

	Not Applicable.

Item 32.	Undertakings.

	Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least
10% of Registrant's outstanding shares.




SIGNATURES

Pursuant to the requirements of the Securities Act of 1933
and the Investment Company Act of 1940, as amended, the
Registrant, THE GABELLI MONEY MARKET FUNDS, certifies that
it meets all of the requirements for effectiveness of this
Post-Effective Amendment to its Registration Statement
pursuant to Rule 485(b) under the Securities Act of 1933,
and the Registrant has duly caused this Post-Effective
Amendment to its Registration Statement to be signed on
its behalf by the undersigned, thereto duly authorized, in
the City of Rye and State of New York, on the 31st day of
January, 1997.
	THE GABELLI MONEY MARKET FUNDS
	By: /s/ Mario J. Gabelli
		Mario J. Gabelli
		President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature			Title
	Date

/s/ Mario J. Gabelli		Principal Executive Officer and
Trustee			1/31/97
Mario J. Gabelli

/s/ Bruce N. Alpert		Principal Financial and
Accounting Officer		1/31/97
Bruce N. Alpert

/s/ Anthony Colavita*			Trustee
		1/31/97
Anthony J. Colavita

/s/ Vincent D. Enright*			Trustee
			1/31/97
Vincent E. Enright

/s/ Thomas E. O'Connor*		Trustee
		1/31/97
Thomas E. O'Connor

/s/ John J. Parker*			Trustee
		1/31/97
John J. Parker

/s/ Karl Otto Phl*			Trustee
		1/31/97
Karl Otto Phl

/s/ Anthonie C. van Ekris*		Trustee
		1/31/97
Anthonie C. van Ekris

*By:	/s/ Bruce N. Alpert
	1/31/97
		Bruce N. Alpert
	Attorney-in-fact
</R





INDEX TO EXHIBITS

Exhibit
Number	Description

1(a)	Certificate of Trust

1(b)	Declaration of Trust

2	Amended and Restated By-Laws

8	Custodian Agreement

9	Transfer Agency Agreement

11(a)	Consent of Independent Auditors

11(b)	Consent of Counsel

11(c)	Powers of Attorney

13	Purchase Agreement

14	Prototype Individual Retirement Account Plan
	available from Gabelli & Company, Inc.

16	Schedule for Computation of Each Performance
Quotation

17	Financial Data Schedule






*	Incorporated by reference to identically numbered Exhibit to Post-Effective
No. 5 to Registrant's Registration Statement on Form N-1A (File Nos. 33-
48220 and 811-6687) filed on January 31, 1996.